PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)

Voya U.S. Stock Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.6%
Communication Services : 9.9%
265,545
Alphabet, Inc. - Class A
$ 64,553,990
2.4
213,176  Alphabet, Inc. - Class
C
51,919,015
2.0
326,414
AT&T, Inc.
9,217,931
0.4
4,240
(1)
Charter
Communications, Inc.
- Class A
1,166,445
0.0
168,117  Comcast Corp. - Class
A
5,282,236
0.2
10,280
Electronic Arts, Inc.
2,073,476
0.1
9,584
Fox Corp. - Class A
604,367
0.0
6,775
Fox Corp. - Class B
388,140
0.0
16,720  Interpublic Group of
Cos., Inc.
466,655
0.0
7,200
(1)
Live Nation
Entertainment, Inc.
1,176,480
0.1
10,984
Match Group, Inc.
387,955
0.0
99,013  Meta Platforms, Inc.
- Class A
72,713,167
2.7
19,398
(1)
Netflix, Inc.
23,256,650
0.9
17,185
News Corp. - Class A
527,751
0.0
5,680
News Corp. - Class B
196,244
0.0
8,843
Omnicom Group, Inc.
720,970
0.0
14,094
(2)
Paramount Skydance
Corp. - Class B
266,658
0.0
7,916
(1)
Take-Two Interactive
Software, Inc.
2,045,178
0.1
3,150  TKO Group Holdings,
Inc.
636,174
0.0
22,091
T-Mobile US, Inc.
5,288,144
0.2
20,345
(1)
Trade Desk, Inc.
- Class A
997,108
0.0
192,474  Verizon
Communications, Inc.
8,459,232
0.3
82,075
Walt Disney Co.
9,397,588
0.4
113,019
(1)
Warner Bros
Discovery, Inc.
2,207,261
0.1
263,948,815
9.9
Consumer Discretionary : 10.3%
19,587
(1)
Airbnb, Inc. - Class A
2,378,254
0.1
443,035
(1)
Amazon.com, Inc.
97,277,195
3.7
9,941
(1)
Aptiv PLC
857,113
0.0
764
(1)
AutoZone, Inc.
3,277,743
0.1
8,973
Best Buy Co., Inc.
678,538
0.0
1,480
Booking Holdings, Inc.
7,990,920
0.3
6,851
(1)
CarMax, Inc.
307,404
0.0
49,561
(1)
Carnival Corp.
1,432,809
0.1
61,211
(1)
Chipotle Mexican Grill,
Inc.
2,398,859
0.1
12,657
D.R. Horton, Inc.
2,144,982
0.1
5,343  Darden Restaurants,
Inc.
1,017,093
0.0
6,772
(1)
Deckers Outdoor Corp.
686,478
0.0
1,426
Domino's Pizza, Inc.
615,618
0.0
16,898
(1)
DoorDash, Inc. - Class
A
4,596,087
0.2
20,862
eBay, Inc.
1,897,399
0.1
5,395
Expedia Group, Inc.
1,153,181
0.1
178,446
Ford Motor Co.
2,134,214
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
7,469
Garmin Ltd.
$ 1,839,017
0.1
43,462
General Motors Co.
2,649,878
0.1
6,350
Genuine Parts Co.
880,110
0.0
6,082
Hasbro, Inc.
461,320
0.0
10,737  Hilton Worldwide
Holdings, Inc.
2,785,607
0.1
45,418
Home Depot, Inc.
18,402,919
0.7
14,101  Las Vegas Sands
Corp.
758,493
0.0
10,390
Lennar Corp. - Class A
1,309,556
0.1
11,745
LKQ Corp.
358,692
0.0
25,584
Lowe's Cos., Inc.
6,429,515
0.2
4,979
(1)
Lululemon Athletica,
Inc.
885,913
0.0
10,285  Marriott International,
Inc. - Class A
2,678,625
0.1
32,576
McDonald's Corp.
9,899,521
0.4
9,319
(1)
MGM Resorts
International
322,997
0.0
2,383
(1)
Mohawk Industries,
Inc.
307,216
0.0
54,233
NIKE, Inc. - Class B
3,781,667
0.1
20,631
(1)
Norwegian Cruise Line
Holdings Ltd.
508,142
0.0
131
(1)
NVR, Inc.
1,052,540
0.0
38,734
(1)
O'Reilly Automotive,
Inc.
4,175,913
0.2
1,499
Pool Corp.
464,795
0.0
9,007
PulteGroup, Inc.
1,190,095
0.1
1,766
Ralph Lauren Corp.
553,747
0.0
14,931
Ross Stores, Inc.
2,275,335
0.1
11,532  Royal Caribbean
Cruises Ltd.
3,731,525
0.1
51,890
Starbucks Corp.
4,389,894
0.2
9,501
Tapestry, Inc.
1,075,703
0.0
128,100
(1)
Tesla, Inc.
56,968,632
2.1
50,928
TJX Cos., Inc.
7,361,133
0.3
24,192
Tractor Supply Co.
1,375,799
0.1
2,052
(1)
Ulta Beauty, Inc.
1,121,931
0.1
5,615
Williams-Sonoma, Inc.
1,097,452
0.0
3,854
Wynn Resorts Ltd.
494,353
0.0
12,669
Yum! Brands, Inc.
1,925,688
0.1
274,357,610
10.3
Consumer Staples : 4.8%
76,687
Altria Group, Inc.
5,065,943
0.2
21,933  Archer-Daniels-
Midland Co.
1,310,278
0.1
8,039  Brown-Forman Corp.
- Class B
217,696
0.0
6,393
Bunge Global SA
519,431
0.0
9,035
(2)
Campbell Soup Co.
285,325
0.0
11,121  Church & Dwight Co.,
Inc.
974,533
0.0
5,583
Clorox Co.
688,384
0.0
176,815
Coca-Cola Co.
11,726,371
0.5
36,895
Colgate-Palmolive Co.
2,949,386
0.1
21,916
Conagra Brands, Inc.
401,282
0.0
6,518  Constellation Brands,
Inc. - Class A
877,779
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Stock Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
20,245  Costco Wholesale
Corp.
$ 18,739,379
0.7
10,046
Dollar General Corp.
1,038,254
0.1
8,860
(1)
Dollar Tree, Inc.
836,118
0.0
10,692  Estee Lauder Cos.,
Inc. - Class A
942,179
0.0
24,408
General Mills, Inc.
1,230,651
0.1
6,761
Hershey Co.
1,264,645
0.1
13,381
Hormel Foods Corp.
331,046
0.0
4,886
JM Smucker Co.
530,620
0.0
12,274
Kellogg Co.
1,006,714
0.0
87,605
Kenvue, Inc.
1,421,829
0.1
62,012
Keurig Dr Pepper, Inc.
1,581,926
0.1
15,146
Kimberly-Clark Corp.
1,883,254
0.1
38,902
Kraft Heinz Co.
1,013,008
0.0
27,767
Kroger Co.
1,871,774
0.1
6,362  Lamb Weston
Holdings, Inc.
369,505
0.0
11,551
McCormick & Co., Inc.
772,877
0.0
7,732  Molson Coors
Beverage Co. - Class
B
349,873
0.0
59,068  Mondelez International,
Inc. - Class A
3,689,978
0.1
32,539
(1)
Monster Beverage
Corp.
2,190,200
0.1
62,498
PepsiCo, Inc.
8,777,219
0.3
71,058  Philip Morris
International, Inc.
11,525,608
0.4
106,929
Procter & Gamble Co.
16,429,641
0.6
21,798
Sysco Corp.
1,794,847
0.1
20,742
Target Corp.
1,860,557
0.1
13,045  Tyson Foods, Inc.
- Class A
708,344
0.0
200,368
Walmart, Inc.
20,649,926
0.8
127,826,380
4.8
Energy : 2.8%
16,333
APA Corp.
396,565
0.0
45,005
Baker Hughes Co.
2,192,644
0.1
10,871  Chesapeake Energy
Corp.
1,154,935
0.0
87,855
Chevron Corp.
13,643,003
0.5
57,014
ConocoPhillips
5,392,954
0.2
34,837
Coterra Energy, Inc.
823,895
0.0
28,979
Devon Energy Corp.
1,016,004
0.0
8,585  Diamondback Energy,
Inc.
1,228,513
0.1
24,924
EOG Resources, Inc.
2,794,479
0.1
28,488
EQT Corp.
1,550,602
0.1
194,616
Exxon Mobil Corp.
21,942,954
0.8
38,921
Halliburton Co.
957,457
0.0
89,265
Kinder Morgan, Inc.
2,527,092
0.1
13,878  Marathon Petroleum
Corp.
2,674,846
0.1
32,806  Occidental Petroleum
Corp.
1,550,083
0.1
28,748
ONEOK, Inc.
2,097,742
0.1
18,448
Phillips 66
2,509,297
0.1
68,107
Schlumberger NV
2,340,838
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
9,823
Targa Resources Corp.
$ 1,645,745
0.1
881  Texas Pacific Land
Corp.
822,537
0.0
14,181
Valero Energy Corp.
2,414,457
0.1
55,747
Williams Cos., Inc.
3,531,572
0.1
75,208,214
2.8
Financials : 13.2%
21,973
Aflac, Inc.
2,454,384
0.1
12,029
Allstate Corp.
2,582,025
0.1
24,778
American Express Co.
8,230,260
0.3
25,290  American International
Group, Inc.
1,986,277
0.1
4,303  Ameriprise Financial,
Inc.
2,113,849
0.1
9,843
Aon PLC - Class A
3,509,817
0.1
21,006  Apollo Global
Management, Inc.
2,799,470
0.1
16,968  Arch Capital Group
Ltd.
1,539,507
0.1
11,703  Arthur J Gallagher &
Co.
3,624,887
0.1
2,303
Assurant, Inc.
498,830
0.0
311,076
Bank of America Corp.
16,048,411
0.6
32,194  Bank of New York
Mellon Corp.
3,507,858
0.1
83,710
(1)
Berkshire Hathaway,
Inc. - Class B
42,084,365
1.6
6,574
Blackrock, Inc.
7,664,429
0.3
33,648
Blackstone, Inc.
5,748,761
0.2
25,088
(1)
Block, Inc.
1,813,110
0.1
13,375
Brown & Brown, Inc.
1,254,441
0.1
29,193  Capital One Financial
Corp.
6,205,848
0.2
4,775  Cboe Global Markets,
Inc.
1,171,069
0.0
77,893
Charles Schwab Corp.
7,436,445
0.3
16,926
Chubb Ltd.
4,777,363
0.2
7,139  Cincinnati Financial
Corp.
1,128,676
0.0
84,037
Citigroup, Inc.
8,529,755
0.3
19,691  Citizens Financial
Group, Inc.
1,046,774
0.0
16,451
CME Group, Inc.
4,444,896
0.2
10,324
(1)
Coinbase Global, Inc.
- Class A
3,484,247
0.1
3,224
(1)
Corpay, Inc.
928,705
0.0
1,160  Erie Indemnity Co.
- Class A
369,066
0.0
1,915
Everest Re Group Ltd.
670,690
0.0
1,726  FactSet Research
Systems, Inc.
494,482
0.0
23,847  Fidelity National
Information Services,
Inc.
1,572,471
0.1
30,215
Fifth Third Bancorp
1,346,078
0.1
24,815
(1)
Fiserv, Inc.
3,199,398
0.1
13,984  Franklin Resources,
Inc.
323,450
0.0
11,075
Global Payments, Inc.
920,111
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Stock Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
3,698
Globe Life, Inc.
$ 528,703
0.0
13,819  Goldman Sachs
Group, Inc.
11,004,761
0.4
12,835  Hartford Financial
Services Group, Inc.
1,712,061
0.1
66,882  Huntington
Bancshares, Inc.
1,155,052
0.0
20,325  Interactive Brokers
Group, Inc. - Class A
1,398,563
0.1
26,131  Intercontinental
Exchange, Inc.
4,402,551
0.2
20,358
Invesco Ltd.
467,012
0.0
3,324  Jack Henry &
Associates, Inc.
495,043
0.0
125,526  JPMorgan Chase &
Co.
39,594,666
1.5
42,547
KeyCorp
795,203
0.0
31,317
KKR & Co., Inc.
4,069,644
0.2
7,765
Loews Corp.
779,528
0.0
7,134
M&T Bank Corp.
1,409,821
0.1
22,443  Marsh & McLennan
Cos., Inc.
4,522,938
0.2
37,684  Mastercard, Inc.
- Class A
21,435,036
0.8
25,501
MetLife, Inc.
2,100,517
0.1
7,043
Moody's Corp.
3,355,849
0.1
55,383
Morgan Stanley
8,803,682
0.3
3,532
MSCI, Inc.
2,004,092
0.1
20,693
Nasdaq, Inc.
1,830,296
0.1
8,730
Northern Trust Corp.
1,175,058
0.0
43,613
(1)
PayPal Holdings, Inc.
2,924,688
0.1
17,977  PNC Financial
Services Group, Inc.
3,612,119
0.1
9,254  Principal Financial
Group, Inc.
767,249
0.0
26,760
Progressive Corp.
6,608,382
0.3
16,069  Prudential Financial,
Inc.
1,666,998
0.1
8,101  Raymond James
Financial, Inc.
1,398,233
0.1
40,734  Regions Financial
Corp.
1,074,156
0.0
35,331
(1)
Robinhood Markets,
Inc. - Class A
5,058,693
0.2
14,266
S&P Global, Inc.
6,943,405
0.3
12,951
State Street Corp.
1,502,445
0.1
16,984
Synchrony Financial
1,206,713
0.0
10,030  T. Rowe Price Group,
Inc.
1,029,479
0.0
10,277
Travelers Cos., Inc.
2,869,544
0.1
58,862
Truist Financial Corp.
2,691,171
0.1
71,040
US Bancorp
3,433,363
0.1
77,545
Visa, Inc. - Class A
26,472,312
1.0
13,679
W.R. Berkley Corp.
1,048,085
0.0
146,237
Wells Fargo & Co.
12,257,585
0.5
4,453  Willis Towers Watson
PLC
1,538,289
0.1
352,653,190
13.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care : 8.7%
79,452
Abbott Laboratories
$ 10,641,801
0.4
80,643
AbbVie, Inc.
18,672,080
0.7
12,968  Agilent Technologies,
Inc.
1,664,443
0.1
3,077
(1)
Align Technology, Inc.
385,302
0.0
8,850  AmerisourceBergen
Corp.
2,765,891
0.1
24,576
Amgen, Inc.
6,935,347
0.3
23,447  Baxter International,
Inc.
533,888
0.0
13,084  Becton Dickinson and
Co.
2,448,932
0.1
6,693
(1)
Biogen, Inc.
937,555
0.0
7,156
Bio-Techne Corp.
398,088
0.0
67,642
(1)
Boston Scientific Corp.
6,603,888
0.3
92,917  Bristol-Myers Squibb
Co.
4,190,557
0.2
10,901
Cardinal Health, Inc.
1,711,021
0.1
21,299
(1)
Centene Corp.
759,948
0.0
2,255
(1)
Charles River
Laboratories
International, Inc.
352,817
0.0
12,185
Cigna Group
3,512,326
0.1
9,108
(1)
Cooper Cos., Inc.
624,444
0.0
57,899
CVS Health Corp.
4,365,006
0.2
29,092
Danaher Corp.
5,767,780
0.2
1,632
(1)
DaVita, Inc.
216,844
0.0
17,902
(1)
Dexcom, Inc.
1,204,626
0.1
26,801
(1)
Edwards Lifesciences
Corp.
2,084,314
0.1
10,279
Elevance Health, Inc.
3,321,350
0.1
36,293
Eli Lilly & Co.
27,691,559
1.0
20,842  GE HealthCare
Technologies, Inc.
1,565,234
0.1
56,643
Gilead Sciences, Inc.
6,287,373
0.2
7,477
HCA Healthcare, Inc.
3,186,697
0.1
4,705
(1)
Henry Schein, Inc.
312,271
0.0
10,153
(1)
Hologic, Inc.
685,226
0.0
5,490
Humana, Inc.
1,428,333
0.1
3,652
(1)
IDEXX Laboratories,
Inc.
2,333,226
0.1
7,488
(1)
Incyte Corp.
635,057
0.0
3,213
(1)
Insulet Corp.
991,950
0.0
16,364
(1)
Intuitive Surgical, Inc.
7,318,472
0.3
7,760
(1)
IQVIA Holdings, Inc.
1,473,934
0.1
109,940
Johnson & Johnson
20,385,075
0.8
3,793
Labcorp Holdings, Inc.
1,088,819
0.0
5,678
McKesson Corp.
4,386,482
0.2
58,490
Medtronic PLC
5,570,588
0.2
114,023
Merck & Co., Inc.
9,569,950
0.4
940
(1)
Mettler-Toledo
International, Inc.
1,153,953
0.1
15,808
(1)
Moderna, Inc.
408,321
0.0
2,474
(1)
Molina Healthcare, Inc.
473,425
0.0
259,544
Pfizer, Inc.
6,613,181
0.3
5,105
Quest Diagnostics, Inc.
972,911
0.0
4,650  Regeneron
Pharmaceuticals, Inc.
2,614,556
0.1
6,684
ResMed, Inc.
1,829,611
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Stock Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
5,299
(2)
Revvity, Inc.
$ 464,457
0.0
6,752
(1)
Solventum Corp.
492,896
0.0
4,496
STERIS PLC
1,112,490
0.1
15,707
Stryker Corp.
5,806,407
0.2
17,238
(1)
Thermo Fisher
Scientific, Inc.
8,360,775
0.3
41,344  UnitedHealth Group,
Inc.
14,276,083
0.5
2,574  Universal Health
Services, Inc. - Class B
526,229
0.0
11,704
(1)
Vertex
Pharmaceuticals, Inc.
4,583,755
0.2
53,222
Viatris, Inc.
526,898
0.0
2,717
(1)
Waters Corp.
814,584
0.0
3,283  West Pharmaceutical
Services, Inc.
861,229
0.0
9,043  Zimmer Biomet
Holdings, Inc.
890,736
0.0
20,231
Zoetis, Inc.
2,960,200
0.1
230,751,191
8.7
Industrials : 8.1%
24,314
3M Co.
3,773,046
0.1
5,216
A.O. Smith Corp.
382,907
0.0
3,919
Allegion PLC
695,035
0.0
10,543
AMETEK, Inc.
1,982,084
0.1
18,490  Automatic Data
Processing, Inc.
5,426,815
0.2
3,584
(1)
Axon Enterprise, Inc.
2,572,022
0.1
34,518
(1)
Boeing Co.
7,450,020
0.3
5,347  Broadridge Financial
Solutions, Inc.
1,273,495
0.1
5,046
(1)
Builders FirstSource,
Inc.
611,827
0.0
36,518
Carrier Global Corp.
2,180,125
0.1
21,386
Caterpillar, Inc.
10,204,330
0.4
7,290
(1)
Ceridian HCM Holding,
Inc.
502,208
0.0
5,391  CH Robinson
Worldwide, Inc.
713,768
0.0
15,636
Cintas Corp.
3,209,445
0.1
40,609
(1)
Copart, Inc.
1,826,187
0.1
85,104
CSX Corp.
3,022,043
0.1
6,290
Cummins, Inc.
2,656,707
0.1
11,498
Deere & Co.
5,257,575
0.2
29,610
Delta Air Lines, Inc.
1,680,367
0.1
6,260
Dover Corp.
1,044,356
0.0
17,771
Eaton Corp. PLC
6,650,797
0.3
2,043
EMCOR Group, Inc.
1,327,010
0.1
25,692
Emerson Electric Co.
3,370,277
0.1
5,651
Equifax, Inc.
1,449,651
0.1
6,196  Expeditors
International of
Washington, Inc.
759,568
0.0
52,389
Fastenal Co.
2,569,157
0.1
9,907
FedEx Corp.
2,336,170
0.1
15,445
Fortive Corp.
756,651
0.0
48,409
GE Aerospace
14,562,395
0.6
12,427
GE Vernova, Inc.
7,641,362
0.3
2,679
(1)
Generac Holdings, Inc.
448,465
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
11,525  General Dynamics
Corp.
$ 3,930,025
0.2
28,983  Honeywell
International, Inc.
6,100,921
0.2
18,403  Howmet Aerospace,
Inc.
3,611,221
0.1
2,426
Hubbell, Inc.
1,043,932
0.0
1,791  Huntington Ingalls
Industries, Inc.
515,647
0.0
3,437
IDEX Corp.
559,406
0.0
12,109
Illinois Tool Works, Inc.
3,157,543
0.1
16,511
Ingersoll Rand, Inc.
1,364,139
0.1
5,457
Jacobs Solutions, Inc.
817,786
0.0
3,491  JB Hunt Transport
Services, Inc.
468,387
0.0
29,873  Johnson Controls
International PLC
3,284,536
0.1
8,541  L3Harris Technologies,
Inc.
2,608,507
0.1
5,857
Leidos Holdings, Inc.
1,106,739
0.0
1,459  Lennox International,
Inc.
772,336
0.0
9,379
Lockheed Martin Corp.
4,682,091
0.2
9,557
Masco Corp.
672,717
0.0
2,451
Nordson Corp.
556,254
0.0
10,242
Norfolk Southern Corp.
3,076,799
0.1
6,144  Northrop Grumman
Corp.
3,743,662
0.1
8,443  Old Dominion Freight
Line, Inc.
1,188,605
0.0
17,916
Otis Worldwide Corp.
1,638,060
0.1
23,971
PACCAR, Inc.
2,356,829
0.1
5,833
Parker-Hannifin Corp.
4,422,289
0.2
14,801
Paychex, Inc.
1,876,175
0.1
2,286
Paycom Software, Inc.
475,808
0.0
7,483
Pentair PLC
828,817
0.0
6,804
Quanta Services, Inc.
2,819,714
0.1
61,104  Raytheon Technologies
Corp.
10,224,532
0.4
9,264
Republic Services, Inc.
2,125,903
0.1
5,133  Rockwell Automation,
Inc.
1,794,137
0.1
12,832
Rollins, Inc.
753,752
0.0
2,381
Snap-on, Inc.
825,088
0.0
23,975
Southwest Airlines Co.
765,042
0.0
7,066  Stanley Black &
Decker, Inc.
525,216
0.0
8,135
Textron, Inc.
687,326
0.0
10,158  Trane Technologies
PLC
4,286,270
0.2
2,572
TransDigm Group, Inc.
3,389,947
0.1
95,199
(1)
Uber Technologies,
Inc.
9,326,646
0.4
27,072
Union Pacific Corp.
6,399,009
0.2
14,778
(1)
United Airlines
Holdings, Inc.
1,426,077
0.1
33,600  United Parcel Service,
Inc. - Class B
2,806,608
0.1
2,937
United Rentals, Inc.
2,803,836
0.1
11,329
Veralto Corp.
1,207,785
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Stock Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
6,378
Verisk Analytics, Inc.
$ 1,604,131
0.1
16,918  Waste Management,
Inc.
3,736,002
0.1
7,804  Westinghouse Air
Brake Technologies
Corp.
1,564,468
0.1
2,009
WW Grainger, Inc.
1,914,497
0.1
11,112
Xylem, Inc.
1,639,020
0.1
215,820,102
8.1
Information Technology : 33.9%
28,433  Accenture PLC - Class
A
7,011,578
0.3
19,365
(1)
Adobe, Inc.
6,831,004
0.3
74,083
(1)
Advanced Micro
Devices, Inc.
11,985,889
0.5
6,546
(1)
Akamai Technologies,
Inc.
495,925
0.0
55,735  Amphenol Corp.
- Class A
6,897,206
0.3
22,654
Analog Devices, Inc.
5,566,088
0.2
677,461
Apple, Inc.
172,501,894
6.5
36,634
Applied Materials, Inc.
7,500,445
0.3
12,358
(1)
AppLovin Corp. - Class
A
8,879,717
0.3
47,048
(1)
Arista Networks, Inc.
6,855,364
0.3
9,769
(1)
Autodesk, Inc.
3,103,318
0.1
214,713
Broadcom, Inc.
70,835,966
2.7
12,439
(1)
Cadence Design
Systems, Inc.
4,369,323
0.2
5,983
CDW Corp.
952,972
0.0
180,773
Cisco Systems, Inc.
12,368,489
0.5
22,295  Cognizant Technology
Solutions Corp. - Class
A
1,495,326
0.1
35,585
Corning, Inc.
2,919,038
0.1
11,378
(1)
Crowdstrike Holdings,
Inc. - Class A
5,579,544
0.2
14,757
(1)
Datadog, Inc. - Class A
2,101,397
0.1
13,841  Dell Technologies, Inc.
- Class C
1,962,239
0.1
2,543
(1)
EPAM Systems, Inc.
383,459
0.0
2,622
(1)
F5, Inc.
847,404
0.0
1,096
(1)
Fair Isaac Corp.
1,640,197
0.1
4,896
(1)
First Solar, Inc.
1,079,715
0.0
29,733
(1)
Fortinet, Inc.
2,499,951
0.1
3,457
(1)
Gartner, Inc.
908,742
0.0
25,584
Gen Digital, Inc.
726,330
0.0
6,320
(1)
GoDaddy, Inc. - Class
A
864,766
0.0
59,902  Hewlett Packard
Enterprise Co.
1,471,193
0.1
42,878
HP, Inc.
1,167,568
0.0
199,809
Intel Corp.
6,703,592
0.3
42,524  International Business
Machines Corp.
11,998,572
0.5
12,734
Intuit, Inc.
8,696,176
0.3
4,899
Jabil, Inc.
1,063,916
0.0
7,857
(1)
Keysight Technologies,
Inc.
1,374,346
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
6,024
KLA Corp.
$ 6,497,486
0.2
57,775
Lam Research Corp.
7,736,072
0.3
24,636  Microchip Technology,
Inc.
1,582,124
0.1
51,088  Micron Technology,
Inc.
8,548,044
0.3
339,323
Microsoft Corp.
175,752,348
6.6
2,186  Monolithic Power
Systems, Inc.
2,012,519
0.1
7,605  Motorola Solutions,
Inc.
3,477,690
0.1
9,134
NetApp, Inc.
1,082,014
0.0
1,113,856
NVIDIA Corp.
207,823,252
7.8
11,509  NXP Semiconductors
NV
2,620,945
0.1
18,670
(1)
ON Semiconductor
Corp.
920,618
0.0
75,651
Oracle Corp.
21,276,087
0.8
103,820
(1)
Palantir Technologies,
Inc. - Class A
18,938,844
0.7
30,491
(1)
Palo Alto Networks,
Inc.
6,208,577
0.2
5,469
(1)
PTC, Inc.
1,110,316
0.0
49,234
Qualcomm, Inc.
8,190,568
0.3
4,913  Roper Technologies,
Inc.
2,450,064
0.1
43,641
Salesforce, Inc.
10,342,917
0.4
9,709  Seagate Technology
Holdings PLC
2,291,906
0.1
9,495
(1)
ServiceNow, Inc.
8,738,059
0.3
6,776  Skyworks Solutions,
Inc.
521,616
0.0
22,885
(1)
Super Micro Computer,
Inc.
1,097,107
0.0
8,447
(1)
Synopsys, Inc.
4,167,665
0.2
13,489
TE Connectivity PLC
2,961,240
0.1
2,140
(1)
Teledyne Technologies,
Inc.
1,254,126
0.0
7,262
Teradyne, Inc.
999,542
0.0
41,502
Texas Instruments, Inc.
7,625,162
0.3
10,863
(1)
Trimble, Inc.
886,964
0.0
1,975
(1)
Tyler Technologies,
Inc.
1,033,241
0.0
3,838
VeriSign, Inc.
1,072,990
0.0
15,837
Western Digital Corp.
1,901,390
0.1
9,860
(1)
Workday, Inc. - Class A
2,373,598
0.1
2,321
(1)
Zebra Technologies
Corp. - Class A
689,708
0.0
905,823,448
33.9
Materials : 1.7%
10,160  Air Products and
Chemicals, Inc.
2,770,835
0.1
5,372
Albemarle Corp.
435,562
0.0
105,199
Amcor PLC
860,528
0.0
3,560
Avery Dennison Corp.
577,325
0.0
12,424
Ball Corp.
626,418
0.0
7,394  CF Industries
Holdings, Inc.
663,242
0.0
31,001
Corteva, Inc.
2,096,598
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Stock Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
32,359
Dow, Inc.
$ 741,992
0.0
19,114  DuPont de Nemours,
Inc.
1,488,981
0.1
5,242
Eastman Chemical Co.
330,508
0.0
11,653
Ecolab, Inc.
3,191,291
0.1
65,543  Freeport-McMoRan,
Inc.
2,570,596
0.1
11,699  International Flavors &
Fragrances, Inc.
719,956
0.0
24,102
International Paper Co.
1,118,333
0.1
21,406
Linde PLC US
10,167,850
0.4
11,747  LyondellBasell
Industries NV - Class A
576,073
0.0
2,753  Martin Marietta
Materials, Inc.
1,735,161
0.1
14,488
Mosaic Co.
502,444
0.0
50,144
Newmont Corp.
4,227,641
0.2
10,478
Nucor Corp.
1,419,035
0.1
4,080  Packaging Corp. of
America
889,154
0.0
10,303
PPG Industries, Inc.
1,082,948
0.1
10,585
Sherwin-Williams Co.
3,665,162
0.1
22,767
Smurfit WestRock PLC
969,191
0.0
1,068
Smurfit WestRock PLC
45,465
0.0
6,317
Steel Dynamics, Inc.
880,779
0.0
6,031
Vulcan Materials Co.
1,855,256
0.1
46,208,324
1.7
Real Estate : 1.9%
7,106  Alexandria Real Estate
Equities, Inc.
592,214
0.0
21,376
American Tower Corp.
4,111,032
0.2
6,492  AvalonBay
Communities, Inc.
1,254,060
0.1
6,724
Boston Properties, Inc.
499,862
0.0
4,878
Camden Property Trust
520,873
0.0
13,380
(1)
CBRE Group, Inc.
- Class A
2,108,153
0.1
19,340
(1)
CoStar Group, Inc.
1,631,716
0.1
19,879
Crown Castle, Inc.
1,918,125
0.1
14,635  Digital Realty Trust,
Inc.
2,530,099
0.1
4,467
Equinix, Inc.
3,498,733
0.1
15,865
Equity Residential
1,026,941
0.0
2,940  Essex Property Trust,
Inc.
786,920
0.0
9,689  Extra Space Storage,
Inc.
1,365,568
0.1
3,584  Federal Realty
Investment Trust
363,095
0.0
31,723  Healthpeak Properties,
Inc.
607,495
0.0
29,189  Host Hotels & Resorts,
Inc.
496,797
0.0
25,745
Invitation Homes, Inc.
755,101
0.0
13,483
Iron Mountain, Inc.
1,374,457
0.1
30,914
Kimco Realty Corp.
675,471
0.0
5,344  Mid-America
Apartment
Communities, Inc.
746,717
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
42,366
Prologis, Inc.
$ 4,851,754
0.2
7,208
Public Storage
2,082,031
0.1
41,738
Realty Income Corp.
2,537,253
0.1
7,459  Regency Centers
Corp.
543,761
0.0
4,902  SBA Communications
Corp.
947,802
0.0
14,904  Simon Property Group,
Inc.
2,797,034
0.1
13,765
UDR, Inc.
512,884
0.0
20,719
Ventas, Inc.
1,450,123
0.1
48,680
VICI Properties, Inc.
1,587,455
0.1
30,532
Welltower, Inc.
5,438,970
0.2
32,937
Weyerhaeuser Co.
816,508
0.0
50,429,004
1.9
Utilities : 2.3%
32,505
AES Corp.
427,766
0.0
11,731
Alliant Energy Corp.
790,787
0.0
12,344
Ameren Corp.
1,288,467
0.1
24,413  American Electric
Power Co., Inc.
2,746,463
0.1
8,906  American Water Works
Co., Inc.
1,239,626
0.0
7,328
Atmos Energy Corp.
1,251,256
0.0
29,803  CenterPoint Energy,
Inc.
1,156,356
0.0
13,665
CMS Energy Corp.
1,001,098
0.0
16,464  Consolidated Edison,
Inc.
1,654,961
0.1
14,261  Constellation Energy
Corp.
4,692,867
0.2
38,959
Dominion Energy, Inc.
2,383,122
0.1
9,476
DTE Energy Co.
1,340,191
0.1
35,498
Duke Energy Corp.
4,392,878
0.2
17,568
Edison International
971,159
0.0
20,378
Entergy Corp.
1,899,026
0.1
10,507
Evergy, Inc.
798,742
0.0
16,941
Eversource Energy
1,205,183
0.0
46,106
Exelon Corp.
2,075,231
0.1
23,723
FirstEnergy Corp.
1,086,988
0.0
94,006
NextEra Energy, Inc.
7,096,513
0.3
21,494
NiSource, Inc.
930,690
0.0
8,830
NRG Energy, Inc.
1,430,019
0.1
100,331
PG&E Corp.
1,512,991
0.1
5,452  Pinnacle West Capital
Corp.
488,826
0.0
33,759
PPL Corp.
1,254,484
0.0
22,783  Public Service
Enterprise Group, Inc.
1,901,469
0.1
29,785
Sempra Energy
2,680,054
0.1
50,217
Southern Co.
4,759,065
0.2
14,539
Vistra Corp.
2,848,481
0.1
14,693  WEC Energy Group,
Inc.
1,683,671
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Stock Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
26,998
Xcel Energy, Inc.
$ 2,177,389
0.1
61,165,819
2.3
Total Common Stock
(Cost $1,500,256,871)
2,604,192,097
97.6
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.3%
Repurchase Agreements : 0.1%
161,653
(3)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase
Amount $161,672,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.000%, Market
Value plus accrued
interest $164,886, due
07/15/26-08/15/54)
161,653
0.0
304,560
(3)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase
Amount $304,595,
collateralized
by various U.S.
Government
Securities, 4.125%-
4.500%, Market
Value plus accrued
interest $310,651, due
12/31/31-05/31/32)
304,560
0.0
421,073
(3)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase
Amount $421,121,
collateralized
by various U.S.
Government
Securities, 0.000%-
6.625%, Market
Value plus accrued
interest $429,494, due
11/18/25-08/15/55)
421,073
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
135,527
(3)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase
Amount $135,543,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market
Value plus accrued
interest $138,238, due
10/23/25-08/15/55)
$ 135,527
0.0
Total Repurchase
Agreements
(Cost $1,022,813)
1,022,813
0.1
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2.2%
59,700,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.050%
(Cost $59,700,000) $ 59,700,000 2.2
Total Short-Term
Investments
(Cost $60,722,813)
60,722,813
2.3
Total Investments in
Securities
(Cost $1,560,979,684) $ 2,664,914,910 99.9
Assets in Excess of
Other Liabilities 3,886,452 0.1
Net Assets $ 2,668,801,362 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of September 30, 2025.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya U.S. Stock Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock* $ 2,604,192,097 $ — $ — $ 2,604,192,097
Short-Term Investments 59,700,000 1,022,813 — 60,722,813
Total Investments, at fair value $ 2,663,892,097 $ 1,022,813 $ — $ 2,664,914,910
Other Financial Instruments+
Futures 918,003 — — 918,003
Total Assets $ 2,664,810,100 $ 1,022,813 $ — $ 2,665,832,913
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2025, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
S&P 500 E-Mini 193 12/19/25 $ 65,028,938 $ 918,003
$ 65,028,938 $ 918,003
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 1,161,734,106
Gross Unrealized Depreciation (57,798,880)
Net Unrealized Appreciation $ 1,103,935,226